Summary of Significant Accounting Policies (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment	$ 176,958	$ 177,395
Accumulated depreciation	66,787	63,115
Property and equipment, net	110,171	114,280
Land
Property, Plant and Equipment [Line Items]
Property and equipment	25,624	26,261
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 96,845	97,496
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 47,033	45,044
Fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,917	2,807
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,539	$ 5,787